Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Diluted loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the sum of (1) the weighted-average number of Ordinary Shares outstanding during the period, (2) the dilutive effect of the assumed exercise of share options using the treasury stock method, and (3) the dilutive effect of other potentially dilutive securities.

	Three Months Ended June 30,		Six Months Ended June 30,
Loss per share	2018	2017	2018	2017
Company posted	Net loss	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,525,693,393	1,177,693,383	1,525,693,393	1,177,693,383
Dilutive effect of Ordinary Share equivalents	None	None	None	None
Dilutive weighted average shares outstanding	1,525,693,393	1,177,693,383	1,525,693,393	1,177,693,383
Loss per common share (basic and diluted)	$0.01	$0.00	$0.01	$0.01

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Total share options	63,561,998	72,517,385
Total warrants-equity classified	22,575	1,123,523
Total warrants-liability classified	-	-
Total share options and warrants	63,584,573	73,640,908